Parent Company (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income	$ 637	$ 1,250	$ 1,339	$ 1,256	$ 1,192	$ 1,235	$ 1,331	$ 1,177	$ 4,482	$ 4,935	$ 4,057
Equity in net income of subsidiaries and affiliates:
Income from discontinued operations, net of tax	0	0	0	0	0	0	(36)	0	0	(36)	0
Gain on sale of securities									(126)	(16)	5
Premium paid on debt exchange									(541)	0	0
Net cash provided by operating activities									7,082	9,768	8,729
Cash Flows from Investing Activities
Premises and equipment									1,053	1,189	878
Purchase of investments									(473)	(1,158)	(7,804)
Net cash used in investing activities									(6,545)	(491)	(1,229)
Cash Flows from Financing Activities
Principal payment of debt									14,076	21,029	17,670
Issuance of American Express common shares and other									443	594	663
Repurchase of American Express common shares									(3,952.0)	(2,300.0)	(590.0)
Dividends paid									(902)	(861)	(867)
Net cash used in financing activities									(3,268)	(677)	(7,878)
Net change in cash and cash equivalents									(2,643)	8,537	(243)
Cash and cash equivalents at beginning of year				24,893				16,356	24,893	16,356	16,599
Cash and cash equivalents at end of year	22,250				24,893				22,250	24,893	16,356
Parent Company [Member]
Cash Flows from Operating Activities
Net income									4,482	4,935	4,057
Equity in net income of subsidiaries and affiliates:
Continuing operations									(4,966)	(5,385)	(4,530)
Income from discontinued operations, net of tax									0	36	0
Dividends received from subsidiaries and affiliates									3,355	3,773	1,999
Gain on sale of securities									(121)	(15)	0
Other operating activities, primarily with subsidiaries and affiliates									196	671	(39)
Premium paid on debt exchange									(541)	0	0
Net cash provided by operating activities									2,405	3,943	1,487
Cash Flows from Investing Activities
Sale/redemption of investments									118	20	9
Premises and equipment									(38)	(35)	(32)
Loans to subsidiaries and affiliates									(1,601)	(189)	(1,064)
Purchase of investments									0	(2)	(3)
Investments in subsidiaries and affiliates									(11)	(18)	0
Net cash used in investing activities									(1,532)	(224)	(1,090)
Cash Flows from Financing Activities
Principal payment of debt									0	(400)	0
Short-term debt of subsidiaries and affiliates									1,421	895	0
Long-term debt of subsidiaries and affiliates									0	0	(15)
Issuance of American Express common shares and other									443	594	663
Repurchase of American Express common shares									(3,952.0)	(2,300.0)	(590.0)
Dividends paid									(902)	(861)	(867)
Net cash used in financing activities									(2,990)	(2,072)	(809)
Net change in cash and cash equivalents									(2,117)	1,647	(412)
Cash and cash equivalents at beginning of year				6,914				5,267	6,914	5,267	5,679
Cash and cash equivalents at end of year	$ 4,797				$ 6,914				$ 4,797	$ 6,914	$ 5,267